Note 14 - Interest and Finance Costs (Tables)	12 Months Ended
Dec. 31, 2025
Note 14 - Interest and Finance Costs
Interest and Finance Costs [Table Text Block]
For the year ended December 31, 2025
Interest expense	$8,144
Amortization and write-off of financing costs	881
Bank charges and other financing costs	671
Total	$9,696